Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	1 Months Ended	7 Months Ended
	Sep. 24, 2020	Dec. 31, 2020
Reclassification [Line Items]
Warrant Liabilities		$ 26,857,668
Class A Common Stock [Member]
Reclassification [Line Items]
Warrant Liabilities	$ 26,857,668